Parent only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets:
Investment in a subsidiary	$ 1	$ 1
Amounts due from a subsidiary	15,550,913	15,696,933
Total non-current assets	15,550,914	15,696,934
TOTAL ASSETS	15,550,914	15,696,934
Current liabilities:
Amount due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	17,152,709	17,152,709
Accumulated losses	(1,610,106)	(1,463,439)
Total shareholders’ equity	15,550,913	15,696,933
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,550,914	15,696,934
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	7,263	7,263
Class B Ordinary Shares [Member]
Current liabilities:
Commitments and contingencies		$ 400
Shareholders’ equity
Ordinary shares, value	$ 400